Available-for-sale Financial Assets - Summary of Fair Value and Corresponding Cost of Available-for-sale Financial Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets [Line Items]
Available-for-sale assets pledged as collateral of funding of financial institutions and Clients	R$ 33,671	R$ 17,435
Class one [Member]
Disclosure of Financial Assets [Line Items]
Available-for-sale assets pledged as collateral of funding of financial institutions and Clients	14,877	9,120
Class two [Member]
Disclosure of Financial Assets [Line Items]
Available-for-sale assets pledged as collateral of funding of financial institutions and Clients	11,892	3,240
Class three [Member]
Disclosure of Financial Assets [Line Items]
Available-for-sale assets pledged as collateral of funding of financial institutions and Clients	37
Class four [Member]
Disclosure of Financial Assets [Line Items]
Available-for-sale assets pledged as collateral of funding of financial institutions and Clients	R$ 6,865	R$ 5,075